Financial Instruments and Capital and Risk Management - Summary of Financial Assets and Financial Liabilities not Measured at Fair Value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 164,095		R$ 3,541	R$ 843	R$ 4,117
Trade receivable	134,432
Trade receivable – Related parties	1,776
Total	300,303
Total	300,303
Trade payable to suppliers	55,949
Lease liability	7,656
Payables for acquisitions	8,678
Borrowings	10,173		6,718
Trade payables - related parties	205,753
Total	8,678
Total	279,531
Total	288,209
Fair Value	8,678
Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		R$ 1,174,989	1,382,268
Trade receivable		129,123	141,347
Trade receivable – Related parties		1,245	2
Assets held for sale			179,589
Total		1,305,357	179,589
Financial assets at amortised cost			1,523,617
Total		1,305,357	1,523,617
Trade payable to suppliers		53,130	50,994
Lease liability		8,150	9,825	R$ 20,278
Payables for acquisitions		5,475	81,559
Payable for acquistions current and non current net		5,475
Trade payables - related parties		145
Payables for business combinations		6,258
Total			186,898
Total		67,683	181,719
Total		73,158	181,719
Fair Value		5,475	186,898
Liabilities held for sale			22,568
Compensation for post-combination services Acordo Certo key employees			82,771
Dividends and interest on net equity payable			120,900
Fair Value, Assets			179,589
Boa Vista Servicos S A [member] | Non-current assets held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value, Assets			179,589
Payable For Acquisition [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value	8,678
Payable For Acquisition [member] | Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value		5,475
Compensation Payable To Employees Of Post Business Combination Of Acquirees [member] | Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value			82,771
Payable for business combination [member] | Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value			81,559
Liabilities Held For Sale [member] | Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value			22,568
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value	8,678
Level 3 of fair value hierarchy [member] | Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value		5,475	186,898
Fair Value, Assets			179,589
Level 3 of fair value hierarchy [member] | Boa Vista Servicos S A [member] | Non-current assets held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value, Assets			179,589
Level 3 of fair value hierarchy [member] | Payable For Acquisition [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value	R$ 8,678
Level 3 of fair value hierarchy [member] | Payable For Acquisition [member] | Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value		R$ 5,475
Level 3 of fair value hierarchy [member] | Compensation Payable To Employees Of Post Business Combination Of Acquirees [member] | Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value			82,771
Level 3 of fair value hierarchy [member] | Payable for business combination [member] | Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value			81,559
Level 3 of fair value hierarchy [member] | Liabilities Held For Sale [member] | Boa Vista Servicos S A [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value			R$ 22,568